EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS	6. EMPLOYEE BENEFIT PLANS In 2020 and 2019, the Company provided health and dental insurance to an employee under a group plan. No retirement plan was in place for 2020 or 2019.